Other assets	12 Months Ended
Dec. 31, 2021
Other Assets [Abstract]
Other assets
6	Oyu Tolgoi assets
Entrée/Oyu Tolgoi JV Property
The Company has a carried 20% participating joint venture interest in two of the Oyu Tolgoi project deposits, and a carried 20% or 30% participating joint venture interest (depending on the depth of mineralization) in the surrounding land package located in the South Gobi region of Mongolia (the “Entrée/Oyu Tolgoi JV Property”). The Entrée/Oyu Tolgoi JV Property is comprised of the eastern portion of the Shivee Tolgoi mining licence, which hosts the Hugo North Extension copper-gold deposit, and all of the Javhlant mining licence, which hosts the majority of the Heruga copper-gold-molybdenum deposit. The Shivee Tolgoi and Javhlant mining licences were granted by the Mineral Resources and Petroleum Authority of Mongolia in October 2009. Title to the two licences is held by the Company.

In
October 2004
, the Company entered into an arm’s-length Equity Participation and Earn-In Agreement (the “Earn-In Agreement”) with Turquoise Hill Resources Ltd. (“Turquoise Hill”). Under the Earn-In Agreement, Turquoise Hill agreed to purchase equity securities of the Company and was granted the right to earn an interest in what is now the Entrée/Oyu Tolgoi JV Property. Most of Turquoise Hill’s rights and obligations under the Earn-In Agreement were subsequently assigned by Turquoise Hill to what was then its wholly-owned subsidiary, Oyu Tolgoi LLC (“OTLLC”). The Government of Mongolia subsequently acquired a 34% interest in OTLLC from Turquoise Hill.

On June 30
, 2008
, OTLLC gave notice that it had completed its
earn-in
obligations by expending a total of $35 million on exploration of the Entrée/Oyu Tolgoi JV Property. OTLLC earned an 80% interest in all minerals extracted below a sub-surface
depth of 560
metres from the Entrée/Oyu Tolgoi JV Property and a 70% interest in all minerals extracted from surface to a depth of 560 metres from the Entrée/Oyu Tolgoi JV Property. In accordance with the
Earn-In
Agreement, the Company and OTLLC formed a joint venture (the “Entrée/Oyu Tolgoi JV”) on terms annexed to the
Earn-In
Agreement (the “JVA”).
The portion of the Shivee Tolgoi mining licence outside of the Entrée/Oyu Tolgoi JV Property, Shivee West, is 100
% owned by the Company, but is subject to a right of first refusal by OTLLC. In October 2015
, the Company entered into a License Fees Agreement with OTLLC, pursuant to which the parties agreed to negotiate in good faith to amend the JVA to include Shivee West in the definition of Entrée/Oyu Tolgoi JV Property.
The parties also agreed that the annual licence fees for Shivee West would be for the account of each joint venture participant in proportion to their respective interests, with OTLLC contributing the Company’s 20% share charging interest at prime plus 2% (Note
8
).

The conversion of the original Shivee Tolgoi and Javhlant exploration licences into mining licences was a condition precedent to the Investment Agreement (the “Oyu Tolgoi Investment Agreement”) between Turquoise Hill, OTLLC, the Government of Mongolia and Rio Tinto International Holdings Limited. The licences are part of the contract area covered by the Oyu Tolgoi Investment Agreement, although the Company is not a party to the Oyu Tolgoi Investment Agreement. The Shivee Tolgoi and Javhlant mining licences were each issued for a 30 year term and have rights of renewal for two
further 20
year terms.
As of December 31
, 202
1
, the Entrée/Oyu Tolgoi JV had expended approximately $35.7
 million (December 31, 2020
-
$34.2
 million; December 31
, 2019
-
$32.9
million) to advance the Entrée/Oyu Tolgoi JV Property. Under the terms of the Entrée/Oyu Tolgoi JV, OTLLC contributed on behalf of the Company its required participation amount charging interest at prime plus
2
%

(Note
8
)
.
Investment – Entrée/Oyu Tolgoi JV Property
For accounting purposes, the Company treats its interest in the Entrée/Oyu Tolgoi JV as a 20% equity investment. Historically, all Company expenditures related to its interest in the Entrée/Oyu Tolgoi JV have been expensed as incurred through the statement of comprehensive loss or recognized as part of the Company’s share of the loss of the joint venture.
The Company’s share of the loss of the joint venture was $0.2 million for the year ended December 31, 2021 (December 31, 2020 - $0.2 million; December 31, 2019 - $0.3 million). The joint venture has nominal current assets and liabilities, approximately $0.3 million of non-current
assets and approximately $35.7 million of
non-current
liabilities. The loss for the joint venture for the year ended December 31, 2021 was approximately $1.2 million (2020 – approximately $1.2 million; 2019 – approximately $1.4 million).
The Entrée/Oyu Tolgoi JV investment carrying value at December 31, 2021 was $0.2 million (December 31, 2020 - $0.2 million) and was recorded in Oyu Tolgoi assets in the statement of financial position.